SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Jan. 22, 2024 USD ($) right $ / shares
Subsequent Event [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 30.00
Sale of stock, right per share, contingency | right	1
Sale of stock, price per share, contingency (in dollars per share) | $ / shares	$ 5.00
Exchange ratio	4
Payments for merger	$ 200.0
Ownership percentage (as a percent)	8.00%
Exchange ratio, pro-rate basis (as a percent)	92.00%
Exchange ratio, pro-rate basis, post spin-off transaction (as a percent)	8.00%
Consideration transferred	$ 2,200.0
Termination fee	$ 54.5
Consummation threshold (as a percent)	50.00%
Reverse termination fee	$ 92.1
Subsequent Event
Subsequent Event [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 30.00
Sale of stock, right per share, contingency | right	1
Sale of stock, price per share, contingency (in dollars per share) | $ / shares	$ 5.00
Exchange ratio	4
Payments for merger	$ 200.0
Ownership percentage (as a percent)	8.00%
Exchange ratio, pro-rate basis (as a percent)	92.00%
Exchange ratio, pro-rate basis, post spin-off transaction (as a percent)	8.00%
Consideration transferred	$ 2,200.0
Termination fee	$ 54.5
Consummation threshold (as a percent)	50.00%
Reverse termination fee	$ 92.1